Mortgages Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Abstract]
Mortgages Receivable [Table Text Block]
Credit risk profile based on loan activity as of June 30, 2017 and 2016:
Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
June 30, 2017	$33,321,877	$10,697,017	$3,527,587	$260,764	$47,807,245

Credit risk profile based on loan activity as of December 31, 2016 and 2015:
Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
December 31, 2016	$21,343,927	$9,049,942	$3,149,602	$207,139	$33,750,610
December 31, 2015	$18,820,509	$5,712,566	$2,619,792	$380,000	$27,532,867

Schedule of Maturities of Mortgages Receivable [Table Text Block]	The following is the maturities of mortgages receivable as of June 30, 2017:
2017	$10,264,013
2018	21,634,186
2019	7,389,127
2020	8,519,919
Total	$47,807,245

As of December 31, 2016, the following is the maturities of mortgages receivable for the years ending December 31:
2017	$13,328,863
2018	10,704,193
2019	8,096,976
2020	1,620,578
Total	$33,750,610